GUARANTEE LIABILITIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)	Jul. 12, 2021 CNY (¥)	Jun. 21, 2021 CNY (¥)	Jul. 23, 2020 CNY (¥)
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement			¥ 179
Total outstanding payables	¥ 114,446		160,804
Consideration payable to Webank	58,559	$ 8,527	¥ 107,642
July Agreement
Guarantor Obligations [Line Items]
Aggregate amount of guarantee settlement						¥ 372,000
Maximum annual settlement amount						¥ 84,000
Total outstanding payables	114,400
Consideration payable to Webank	¥ 58,600
Supplemental Agreement
Guarantor Obligations [Line Items]
Consideration payable to Webank				¥ 73,700	¥ 48,000